Quarterly Holdings Report
for
Fidelity® Enhanced High Yield ETF
May 31, 2026
HIE-NPRT3-0726
1.9887639.107
Non-Convertible Corporate Bonds - 95.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 2.3%
Materials - 2.3%
Chemicals - 0.3%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (e)	1,755,000	1,642,260
Metals & Mining - 2.0%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (e)	1,260,000	1,202,903
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (e)	1,428,000	1,452,581
Fortescue Treasury Pty Ltd 6.125% 4/15/2032 (e)	775,000	802,434
Mineral Resources Ltd 6% 5/1/2032 (e)	415,000	413,185
Mineral Resources Ltd 7% 4/1/2031 (e)	1,490,000	1,548,952
Mineral Resources Ltd 8.5% 5/1/2030 (e)	4,129,000	4,263,212
PLS Group Ltd 6.875% 5/1/2031 (e)	695,000	713,169
		10,396,436
TOTAL AUSTRALIA		12,038,696
AUSTRIA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ams-OSRAM AG 12.25% 3/30/2029 (e)	1,350,000	1,432,688
BRAZIL - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Karoon USA Finance Inc 10.5% 5/14/2029 (e)	4,262,000	4,419,225
CAMEROON - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Golar LNG Ltd 7.5% 10/2/2030 (e)	5,604,000	5,709,019
CANADA - 5.9%
Consumer Discretionary - 2.4%
Hotels, Restaurants & Leisure - 1.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (e)	3,050,000	2,890,414
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (e)	1,340,000	1,326,258
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (e)	2,000,000	2,036,273
		6,252,945
Household Durables - 1.2%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (e)	3,500,000	3,235,537
Brookfield Residential Properties Inc / Brookfield Residential US LLC 5% 6/15/2029 (e)	3,034,000	2,872,172
		6,107,709
TOTAL CONSUMER DISCRETIONARY		12,360,654
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Saturn Oil & Gas Inc 9.625% 6/15/2029 (e)	3,961,000	4,149,095
Industrials - 1.3%
Aerospace & Defense - 0.0%
Bombardier Inc 7.25% 7/1/2031 (e)	130,000	136,596
Machinery - 1.3%
ATS Corp 4.125% 12/15/2028 (e)	1,918,000	1,866,419
New Flyer Holdings Inc 9.25% 7/1/2030 (e)	4,615,000	4,952,205
		6,818,624
TOTAL INDUSTRIALS		6,955,220
Materials - 0.3%
Metals & Mining - 0.3%
Champion Iron Canada Inc 7.875% 7/15/2032 (e)	1,500,000	1,570,210
Utilities - 1.1%
Electric Utilities - 0.4%
Emera Inc 6.75% 6/15/2076 (b)	2,200,000	2,200,499
Gas Utilities - 0.7%
AltaGas Ltd 7.2% 10/15/2054 (b)(e)	3,180,000	3,313,812
TOTAL UTILITIES		5,514,311
TOTAL CANADA		30,549,490
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC 7% 5/28/2030 (e)	700,000	714,735
DENMARK - 1.2%
Health Care - 1.2%
Biotechnology - 1.2%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (e)	2,970,000	3,025,343
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (e)	3,300,000	3,435,270

TOTAL DENMARK		6,460,613
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Viridien 10% 10/15/2030 (e)	1,504,000	1,608,448
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (e)	1,000,000	1,022,066
GREECE - 0.6%
Industrials - 0.6%
Marine Transportation - 0.6%
Danaos Corp 6.875% 10/15/2032 (e)	3,100,000	3,196,875
GUATEMALA - 1.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA 4.5% 4/27/2031 (e)	4,755,000	4,442,026
Millicom International Cellular SA 7.375% 4/2/2032 (e)	1,829,000	1,880,715

TOTAL GUATEMALA		6,322,741
INDONESIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Nickel Industries Ltd 9% 9/30/2030 (e)	4,700,000	4,865,458
IRELAND - 0.3%
Financials - 0.0%
Financial Services - 0.0%
GGAM Finance Ltd 6.875% 4/15/2029 (e)	380,000	390,130
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Cimpress PLC 7.375% 9/15/2032 (e)	1,300,000	1,314,851
TOTAL IRELAND		1,704,981
ITALY - 1.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Telecom Italia Capital SA 7.2% 7/18/2036	900,000	980,619
Telecom Italia Capital SA 7.721% 6/4/2038	3,420,000	3,881,978
TOTAL COMMUNICATION SERVICES		4,862,597
Financials - 0.1%
Banks - 0.1%
UniCredit SpA 7.296% 4/2/2034 (b)(e)	328,693	346,472
TOTAL ITALY		5,209,069
MEXICO - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (e)	1,080,728	1,141,519
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Stena International SA 7.625% 2/15/2031 (e)	522,000	532,329
TANZANIA - 0.6%
Information Technology - 0.6%
Communications Equipment - 0.6%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (e)	3,075,000	3,151,875
TURKEY - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Eldorado Gold Corp 6.25% 9/1/2029 (e)	3,017,000	3,010,363
UNITED KINGDOM - 2.0%
Communication Services - 0.4%
Media - 0.3%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (e)	1,550,000	1,489,935
Wireless Telecommunication Services - 0.1%
Zegona Finance PLC 8.625% 7/15/2029 (e)	452,000	473,114
TOTAL COMMUNICATION SERVICES		1,963,049
Consumer Discretionary - 0.7%
Specialty Retail - 0.7%
Belron UK Finance PLC 5.75% 10/15/2029 (e)	3,500,000	3,529,705
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
EnQuest PLC 9.875% 4/30/2031 (e)	2,370,000	2,439,775
Ithaca Energy North Sea PLC 8.125% 10/15/2029 (e)	1,455,000	1,515,105
TOTAL ENERGY		3,954,880
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC 5.68% 4/21/2031	739,000	740,374
TOTAL UNITED KINGDOM		10,188,008
UNITED STATES - 76.0%
Communication Services - 9.2%
Diversified Telecommunication Services - 2.6%
APLD ComputeCo LLC 9.25% 12/15/2030 (e)	2,060,000	2,223,642
Core Scientific Finance I LLC 7.75% 5/15/2031 (e)	1,790,000	1,830,564
Flash Compute LLC 7.25% 12/31/2030 (d)(e)	930,000	958,768
GCI LLC 4.75% 10/15/2028 (e)	3,830,000	3,696,080
Level 3 Financing Inc 7.5% 2/15/2037 (e)	705,000	726,643
Level 3 Financing Inc 8.5% 1/15/2036 (e)	1,250,000	1,351,451
Meridian Arc Holdco LLC 6.25% 4/30/2031 (e)	1,535,000	1,542,893
Verizon Communications Inc 6.2% 5/14/2056 (b)	1,450,000	1,471,847
		13,801,888
Entertainment - 1.2%
Live Nation Entertainment Inc 4.75% 10/15/2027 (e)	4,125,000	4,109,315
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (e)	875,000	912,490
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (e)	950,000	1,004,007
		6,025,812
Media - 5.4%
AMC Global Media Inc 10.5% 7/15/2032 (e)	2,850,000	2,950,091
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(e)	2,136,000	1,784,152
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (e)	75,000	67,904
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)(e)	1,040,000	889,382
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (d)(e)	1,420,000	1,388,043
Directv Financing LLC / Directv Financing Co-Obligor Inc 10% 2/15/2031 (e)	2,000,000	2,092,590
Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875% 8/15/2027 (e)	133,000	133,360
Directv Financing LLC 8.875% 2/1/2030 (e)	3,316,000	3,388,723
Directv Financing LLC 8.875% 2/1/2030 (e)	2,210,000	2,265,982
Discovery Communications LLC 6.35% 6/1/2040	4,250,000	3,487,678
Discovery Global Holdings Inc 5.05% 3/15/2042	2,045,000	1,495,406
Dotdash Meredith Inc 7.625% 6/15/2032 (e)	4,915,000	4,715,413
Lamar Media Corp 3.625% 1/15/2031	2,120,000	1,983,571
Lamar Media Corp 5.375% 11/1/2033 (d)(e)	845,000	832,288
Nexstar Media Inc 7.25% 4/15/2034 (e)	765,000	769,814
Outfront Media Capital LLC / Outfront Media Capital Corp 4.25% 1/15/2029 (e)	105,000	102,475
		28,346,872
TOTAL COMMUNICATION SERVICES		48,174,572
Consumer Discretionary - 9.7%
Automobile Components - 2.3%
Aptiv Swiss Holdings Ltd 6.875% 12/15/2054 (b)	3,900,000	3,999,749
Cooper-Standard Automotive Inc 9.25% 3/1/2031 (e)	1,760,000	1,779,800
Garrett Motion Holdings Inc / Garrett LX I Sarl 7.75% 5/31/2032 (d)(e)	3,138,000	3,289,145
Patrick Industries Inc 6.375% 11/1/2032 (d)(e)	1,000,000	998,802
Phinia Inc 6.625% 10/15/2032 (d)(e)	2,104,000	2,158,807
		12,226,303
Automobiles - 0.1%
Thor Industries Inc 4% 10/15/2029 (e)	707,000	668,577
Broadline Retail - 0.8%
Wayfair LLC 7.125% 5/31/2034 (e)	180,000	183,409
Wayfair LLC 7.75% 9/15/2030 (d)(e)	3,905,000	4,065,137
		4,248,546
Hotels, Restaurants & Leisure - 4.1%
Carnival Corp Ltd 5.75% 8/1/2032 (e)	1,000,000	1,010,182
Hilton Domestic Operating Co Inc 5.5% 9/15/2031 (d)(e)	1,145,000	1,151,634
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)(e)	1,050,000	1,059,298
Light & Wonder International Inc 6.25% 10/1/2033 (d)(e)	630,000	623,026
Light & Wonder International Inc 7.25% 11/15/2029 (e)	45,000	46,016
Marriott Ownership Resorts Inc 6.5% 10/1/2033 (d)(e)	625,000	613,314
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875% 5/1/2029 (e)	1,972,000	1,918,962
NCL Corp Ltd 6.25% 9/15/2033 (e)	840,000	805,361
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/16/2029 (e)	3,000,000	2,730,845
Resorts World Las Vegas LLC / RWLV Capital Inc 4.625% 4/6/2031 (e)	2,100,000	1,777,858
Resorts World Las Vegas LLC / RWLV Capital Inc 8.45% 7/27/2030 (d)(e)	3,746,000	3,736,305
Viking Cruises Ltd 5.875% 10/15/2033 (e)	2,535,000	2,540,075
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (e)	500,000	493,013
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(e)	1,000,000	1,003,547
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (d)(e)	1,527,000	1,612,941
		21,122,377
Household Durables - 1.3%
Installed Building Products Inc 5.625% 2/1/2034 (e)	1,420,000	1,394,075
K Hovnanian Enterprises Inc 8.375% 10/1/2033 (e)	1,300,000	1,312,451
LGI Homes Inc 4% 7/15/2029 (d)(e)	883,000	807,417
Somnigroup International Inc 3.875% 10/15/2031 (d)(e)	3,453,000	3,160,954
		6,674,897
Specialty Retail - 0.5%
Academy Ltd 5.875% 5/15/2031 (d)(e)	760,000	764,692
Advance Auto Parts Inc 7.375% 8/1/2033 (d)(e)	1,625,000	1,690,423
		2,455,115
Textiles, Apparel & Luxury Goods - 0.6%
Kontoor Brands Inc 4.125% 11/15/2029 (e)	2,020,000	1,927,827
William Carter Co/The 7.38% 2/15/2031 (d)(e)	1,155,000	1,193,098
		3,120,925
TOTAL CONSUMER DISCRETIONARY		50,516,740
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 0.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (e)	385,000	379,091
Performance Food Group Inc 4.25% 8/1/2029 (e)	1,801,000	1,744,918
Performance Food Group Inc 5.625% 3/1/2034 (e)	580,000	566,771
US Foods Inc 4.75% 2/15/2029 (e)	45,000	44,382
		2,735,162
Food Products - 0.8%
Post Holdings Inc 4.625% 4/15/2030 (e)	862,000	838,564
Post Holdings Inc 6.25% 10/15/2034 (e)	1,020,000	1,010,875
Post Holdings Inc 6.375% 3/1/2033 (d)(e)	1,122,000	1,118,766
Post Holdings Inc 6.5% 3/15/2036 (d)(e)	1,425,000	1,413,790
		4,381,995
TOTAL CONSUMER STAPLES		7,117,157
Energy - 10.2%
Energy Equipment & Services - 2.3%
Bristow Group Inc 6.75% 2/1/2033 (e)	4,790,000	4,834,461
Kodiak Gas Services LLC 5.875% 4/1/2031 (e)	460,000	462,802
Noble Finance II LLC 8% 4/15/2030 (e)	1,028,000	1,068,958
Valaris Ltd 8.375% 4/30/2030 (e)	3,692,000	3,845,222
Weatherford International Ltd 6.75% 10/15/2033 (e)	1,900,000	1,955,111
		12,166,554
Oil, Gas & Consumable Fuels - 7.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp 8.625% 6/15/2029 (d)(e)	762,000	796,220
BKV Upstream Midstream LLC 7.5% 10/15/2030 (e)	855,000	867,028
California Resources Corp 7% 1/15/2034 (e)	2,015,000	2,031,261
California Resources Corp 8.25% 6/15/2029 (e)	1,523,000	1,588,976
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 2/15/2031 (e)	1,350,000	1,429,327
CNX Resources Corp 5.875% 3/1/2034 (e)	535,000	526,649
Comstock Resources Inc 6.75% 3/1/2029 (e)	3,303,000	3,249,345
Comstock Resources Inc 6.75% 3/1/2029 (e)	1,700,000	1,670,316
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (e)	365,000	386,878
CVR Energy Inc 7.5% 2/15/2031 (e)	1,005,000	1,016,293
DBR Land Holdings LLC 6.25% 12/1/2030 (e)	820,000	832,751
Delek Logistics Partners LP / Delek Logistics Finance Corp 6.875% 6/1/2034 (e)	1,210,000	1,227,113
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (e)	945,000	975,747
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (e)	2,286,000	2,379,853
Genesis Energy LP / Genesis Energy Finance Corp 6.75% 3/15/2034	1,010,000	1,013,897
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)(e)	981,000	997,413
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)(e)	335,000	351,569
Harvest Midstream I LP 7.5% 5/15/2032 (e)	565,000	587,055
Infinity Natural Resources LLC 7.625% 4/1/2031 (e)	2,445,000	2,469,814
Kinetik Holdings LP 6.625% 12/15/2028 (e)	1,435,000	1,465,363
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (e)	4,850,000	4,934,478
Murphy Oil USA Inc 3.75% 2/15/2031 (e)	1,250,000	1,164,739
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (e)	2,000,000	2,078,104
Northern Oil & Gas Inc 7.875% 10/15/2033 (e)	320,000	324,811
Par Petroleum LLC 7.375% 6/1/2034 (e)	570,000	583,403
PBF Holding Co LLC / PBF Finance Corp 7.25% 6/1/2034 (e)	1,045,000	1,040,331
Sunoco LP 6.625% 8/15/2032 (e)	700,000	714,704
TGNR Intermediate Holdings LLC 5.5% 10/15/2029 (e)	2,590,000	2,551,333
Venture Global LNG Inc 9.875% 2/1/2032 (d)(e)	1,700,000	1,817,667
		41,072,438
TOTAL ENERGY		53,238,992
Financials - 7.6%
Capital Markets - 0.4%
Focus Financial Partners LLC 6.75% 9/15/2031 (e)	641,000	645,807
Main Street Capital Corp 5.4% 8/15/2028	800,000	797,012
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (e)	750,000	773,835
		2,216,654
Consumer Finance - 3.4%
Atlanticus Holdings Corp 9.75% 9/1/2030 (d)(e)	2,355,000	2,378,176
Bread Financial Holdings Inc 8.375% 6/15/2035 (b)(d)(e)	2,920,000	3,052,562
Credit Acceptance Corp 6.625% 3/15/2030 (e)	500,000	503,500
Encore Capital Group Inc 6.625% 6/1/2032 (e)	1,275,000	1,275,182
Enova International Inc 9.125% 8/1/2029 (e)	4,836,000	5,065,410
OneMain Finance Corp 7.875% 3/15/2030	1,166,000	1,213,535
PROG Holdings Inc 6% 11/15/2029 (e)	2,164,000	2,109,841
Synchrony Financial 7.25% 2/2/2033	1,809,000	1,875,710
		17,473,916
Financial Services - 1.4%
Block Inc 6% 8/15/2033 (e)	305,000	305,076
HA Sustainable Infrastructure Capital Inc 6.15% 1/15/2031 (d)	500,000	514,430
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (e)	1,800,000	1,801,933
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,197,000	1,036,408
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	2,000,000	1,978,323
WS Escrow LLC 7.75% 6/1/2033 (e)	1,835,000	1,870,807
		7,506,977
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (e)	1,055,000	1,053,699
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (e)	500,000	501,169
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (e)	725,000	735,937
		2,290,805
Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Arbor Realty SR Inc 8.5% 12/15/2028 (d)(e)	1,500,000	1,485,369
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (e)	640,000	639,188
Rithm Capital Corp 8% 4/1/2029 (e)	5,301,000	5,315,520
Rithm Capital Corp 8% 7/15/2030 (e)	1,305,000	1,295,293
Rithm Capital Corp 8.5% 6/1/2031 (e)	1,275,000	1,272,719
		10,008,089
TOTAL FINANCIALS		39,496,441
Health Care - 6.1%
Biotechnology - 0.7%
Emergent BioSolutions Inc 3.875% 8/15/2028 (e)	4,040,000	3,673,029
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (e)	165,000	167,891
Health Care Providers & Services - 1.8%
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)(e)	1,175,000	1,232,481
DaVita Inc 3.75% 2/15/2031 (d)(e)	500,000	464,897
DaVita Inc 4.625% 6/1/2030 (e)	2,199,000	2,136,733
DaVita Inc 6.75% 7/15/2033 (d)(e)	1,850,000	1,911,851
Encompass Health Corp 5.875% 6/1/2034 (e)	765,000	769,735
Humana Inc 6.625% 9/15/2056 (b)(d)	2,000,000	1,982,406
LifePoint Health Inc 9.875% 8/15/2030 (e)	492,000	520,152
Tenet Healthcare Corp 6% 11/15/2033 (d)(e)	355,000	358,464
		9,376,719
Health Care Technology - 0.2%
IQVIA Inc 6.25% 6/1/2032 (e)	1,240,000	1,266,784
Pharmaceuticals - 3.4%
1261229 BC Ltd 10% 4/15/2032 (e)	4,845,000	4,960,394
Endo Finance Holdings LP 8.5% 4/15/2031 (e)	460,000	490,275
Harrow Inc 8.625% 9/15/2030 (d)(e)	3,625,000	3,669,993
HLF Financing Sarl LLC / Herbalife International Inc 4.875% 6/1/2029 (d)(e)	3,650,000	3,425,415
HLF Financing Sarl LLC / Herbalife International Inc 7.75% 5/1/2033 (e)	1,965,000	1,984,638
Jazz Securities DAC 4.375% 1/15/2029 (e)	2,773,000	2,722,054
		17,252,769
TOTAL HEALTH CARE		31,737,192
Industrials - 12.4%
Aerospace & Defense - 2.7%
Axon Enterprise Inc 6.25% 3/15/2033 (e)	490,000	502,274
BWX Technologies Inc 4.125% 6/30/2028 (e)	650,000	638,050
TransDigm Inc 4.625% 1/15/2029	2,600,000	2,561,354
TransDigm Inc 4.875% 5/1/2029 (d)	2,775,000	2,742,446
TransDigm Inc 6.125% 7/31/2034 (d)(e)	670,000	667,229
TransDigm Inc 6.25% 1/31/2034 (d)(e)	135,000	138,173
TransDigm Inc 6.375% 3/1/2029 (e)	607,000	618,919
TransDigm Inc 6.375% 5/31/2033 (e)	3,720,000	3,755,718
TransDigm Inc 6.875% 12/15/2030 (d)(e)	2,588,000	2,667,762
		14,291,925
Building Products - 0.9%
APi Group DE Inc 5.75% 6/1/2034 (e)	2,325,000	2,312,219
Builders FirstSource Inc 4.25% 2/1/2032 (e)	500,000	460,018
Builders FirstSource Inc 6.75% 5/15/2035 (e)	1,310,000	1,323,048
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (e)	375,000	387,480
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (e)	240,000	235,982
		4,718,747
Commercial Services & Supplies - 2.5%
ACCO Brands Corp 4.25% 3/15/2029 (d)(e)	1,143,000	1,052,094
Brink's Co/The 6.5% 6/15/2029 (e)	590,000	604,664
Enviri Corp 5.75% 7/31/2027 (e)	835,000	835,000
GEO Group Inc/The 10.25% 4/15/2031	3,381,000	3,663,885
GEO Group Inc/The 8.625% 4/15/2029	1,310,000	1,365,998
GFL Environmental Inc 4% 8/1/2028 (e)	3,980,000	3,892,095
Pitney Bowes Inc 7.25% 3/15/2029 (d)(e)	1,415,000	1,425,018
		12,838,754
Construction & Engineering - 1.1%
AECOM 6% 8/1/2033 (e)	810,000	811,256
Arcosa Inc 4.375% 4/15/2029 (e)	1,683,000	1,643,251
Arcosa Inc 6.875% 8/15/2032 (e)	1,135,000	1,175,947
Dycom Industries Inc 4.5% 4/15/2029 (e)	1,863,000	1,830,176
Granite Construction Inc 6.375% 6/15/2034 (e)(f)	345,000	352,076
		5,812,706
Electrical Equipment - 0.5%
EnerSys 4.375% 12/15/2027 (e)	1,090,000	1,082,760
Solaris Energy Infrastructure LLC 6.375% 5/15/2031 (e)	1,260,000	1,279,719
		2,362,479
Ground Transportation - 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(e)	950,000	970,059
Machinery - 2.8%
Allison Transmission Inc 3.75% 1/30/2031 (d)(e)	5,233,000	4,901,590
Allison Transmission Inc 5.875% 12/1/2033 (e)	725,000	727,029
Columbus McKinnon Corp/NY 7.125% 2/1/2033 (d)(e)	360,000	364,824
Enpro Inc 6.125% 6/1/2033 (d)(e)	900,000	916,291
Esab Corp 5.625% 4/1/2031 (e)	835,000	839,137
Park-Ohio Industries Inc 8.5% 8/1/2030 (e)	3,800,000	3,986,128
Wabash National Corp 4.5% 10/15/2028 (d)(e)	3,265,000	2,776,717
		14,511,716
Passenger Airlines - 0.0%
Allegiant Travel Co 7.25% 8/15/2027 (e)	685,000	687,759
Professional Services - 0.4%
CACI International Inc 6.375% 6/15/2033 (d)(e)	1,350,000	1,380,673
Concentrix Corp 6.5% 3/1/2029 (d)	500,000	490,673
		1,871,346
Trading Companies & Distributors - 1.3%
BlueLinx Holdings Inc 6% 11/15/2029 (d)(e)	4,138,000	4,055,308
Herc Holdings Inc 5.75% 3/15/2031 (d)(e)	300,000	299,968
United Rentals North America Inc 5.375% 11/15/2033 (e)	2,215,000	2,187,298
		6,542,574
TOTAL INDUSTRIALS		64,608,065
Information Technology - 2.8%
Communications Equipment - 0.1%
Viasat Inc 7.5% 5/30/2031 (e)	710,000	716,746
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co 4.2% 3/15/2048	900,000	573,975
IT Services - 1.8%
CoreWeave Inc 9% 2/1/2031 (d)(e)	605,000	613,421
CoreWeave Inc 9.25% 6/1/2030 (e)	5,510,000	5,621,454
CoreWeave Inc 9.75% 10/1/2031 (e)	1,900,000	1,959,799
Everforth Inc 4.625% 5/15/2028 (e)	1,000,000	926,051
		9,120,725
Software - 0.8%
Cloud Software Group Inc 6.5% 3/31/2029 (e)	1,009,000	1,001,284
Consensus Cloud Solutions Inc 6.5% 10/15/2028 (e)	665,000	665,918
Fair Isaac Corp 6% 5/15/2033 (e)	910,000	901,174
Fair Isaac Corp 6.25% 9/15/2034 (e)	1,035,000	1,026,683
Pagaya US Holdings Co LLC 8.875% 8/1/2030 (d)(e)	500,000	391,242
		3,986,301
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 3.125% 7/15/2029	203	185
TOTAL INFORMATION TECHNOLOGY		14,397,932
Materials - 6.3%
Chemicals - 3.6%
Chemours Co/The 5.75% 11/15/2028 (e)	500,000	499,106
Chemours Co/The 7.875% 3/15/2034 (e)	810,000	821,618
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (e)	4,134,000	4,132,308
LSB Industries Inc 6.25% 10/15/2028 (d)(e)	2,470,000	2,472,307
Mativ Holdings Inc 8% 10/1/2029 (d)(e)	4,025,000	4,009,120
Methanex US Operations Inc 6.25% 3/15/2032 (d)(e)	600,000	617,851
Minerals Technologies Inc 5% 7/1/2028 (d)(e)	1,600,000	1,592,592
Rain Carbon Inc 12.25% 9/1/2029 (d)(e)	3,980,000	4,228,854
		18,373,756
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (e)	600,000	632,494
Containers & Packaging - 0.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (e)	325,000	327,506
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (e)	485,000	479,193
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (e)	500,000	491,585
Owens-Brockway Glass Container Inc 7.25% 5/15/2031 (d)(e)	2,450,000	2,409,013
		3,707,297
Metals & Mining - 1.9%
Compass Minerals International Inc 8% 7/1/2030 (d)(e)	1,690,000	1,781,368
Novelis Corp 4.75% 1/30/2030 (e)	4,700,000	4,536,403
Novelis Corp 6.875% 1/30/2030 (d)(e)	1,475,000	1,515,586
SunCoke Energy Inc 4.875% 6/30/2029 (d)(e)	2,350,000	2,246,823
		10,080,180
TOTAL MATERIALS		32,793,727
Real Estate - 5.8%
Diversified REITs - 0.8%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (e)	4,099,000	3,950,923
Hotel & Resort REITs - 1.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)(e)	2,500,000	2,441,782
RHP Hotel Properties LP / RHP Finance Corp 4.5% 2/15/2029 (e)	1,400,000	1,374,797
RHP Hotel Properties LP / RHP Finance Corp 5.75% 3/15/2034 (e)	450,000	446,435
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (d)(e)	3,196,000	3,277,047
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(e)	900,000	925,757
		8,465,818
Real Estate Management & Development - 1.9%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (e)	2,096,000	2,114,059
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (e)	2,720,000	2,930,144
Brandywine Operating Partnership LP 6.125% 1/15/2031 (d)	640,000	600,168
Five Point Operating Co LP 8% 10/1/2030 (e)	1,055,000	1,081,928
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (e)	130,000	135,089
Howard Hughes Corp/The 4.125% 2/1/2029 (e)	1,544,000	1,491,074
Howard Hughes Corp/The 4.375% 2/1/2031 (d)(e)	777,000	730,318
Howard Hughes Corp/The 5.875% 3/1/2032 (e)	1,000,000	982,539
		10,065,319
Specialized REITs - 1.5%
Iron Mountain Inc 4.5% 2/15/2031 (e)	2,600,000	2,483,011
Millrose Properties Inc 6.25% 9/15/2032 (d)(e)	1,890,000	1,898,531
Millrose Properties Inc 6.375% 8/1/2030 (d)(e)	3,470,000	3,517,779
		7,899,321
TOTAL REAL ESTATE		30,381,381
Utilities - 4.6%
Electric Utilities - 2.7%
Edison International 7.875% 6/15/2054 (b)(d)	1,311,000	1,341,219
Edison International 8.125% 6/15/2053 (b)	3,200,000	3,267,901
EUSHI Finance Inc 6.25% 4/1/2056 (b)	790,000	784,425
NRG Energy Inc 3.375% 2/15/2029 (e)	1,334,000	1,273,133
NRG Energy Inc 5.875% 5/15/2034 (e)	265,000	263,334
NRG Energy Inc 6% 1/15/2036 (d)(e)	1,640,000	1,629,048
PacifiCorp 7.125% 8/15/2056 (b)	4,245,000	4,266,892
Topaz Solar Farms LLC 5.75% 9/30/2039 (e)	1,365,436	1,360,316
		14,186,268
Gas Utilities - 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp 6.875% 6/1/2031 (d)(e)	2,555,000	2,611,699
AmeriGas Partners LP / AmeriGas Finance Corp 9.375% 6/1/2028 (e)	602,000	616,713
AmeriGas Partners LP / AmeriGas Finance Corp 9.5% 6/1/2030 (e)	1,651,000	1,775,697
Ferrellgas LP / Ferrellgas Finance Corp 9.25% 1/15/2031 (e)	1,500,000	1,582,606
		6,586,715
Independent Power and Renewable Electricity Producers - 0.6%
Alpha Generation LLC 6.75% 10/15/2032 (e)	395,000	404,178
Talen Energy Supply LLC 6.25% 2/1/2034 (e)	2,780,000	2,769,773
		3,173,951
TOTAL UTILITIES		23,946,934
TOTAL UNITED STATES		396,409,133
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 6.375% 2/15/2036 (e)	1,140,000	1,125,214
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $493,396,010)		500,812,545

Preferred Securities - 1.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
Societe Generale SA 7.125% (b)(c)(e)	1,895,000	1,932,671
UNITED KINGDOM - 0.2%
Financials - 0.2%
Banks - 0.2%
Standard Chartered PLC 7% (b)(c)(e)	1,355,000	1,375,605
UNITED STATES - 0.4%
Financials - 0.4%
Banks - 0.4%
Citigroup Inc 6.875% (b)(c)(d)	2,010,000	2,056,514
TOTAL PREFERRED SECURITIES (Cost $5,322,200)		5,364,790

Money Market Funds - 9.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	9,857,365	9,859,336
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	40,741,079	40,745,154
TOTAL MONEY MARKET FUNDS (Cost $50,604,490)			50,604,490

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $549,322,700)	556,781,825
NET OTHER ASSETS (LIABILITIES) - (6.6)% (g)	(34,622,603)
NET ASSETS - 100.0%	522,159,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	19	9/2026	2,087,922	14,364
CBOT 2Y US Treasury Notes Contracts (United States)	26	9/2026	5,372,250	5,924
CBOT 5Y US Treasury Notes Contracts (United States)	9	9/2026	965,461	3,852

TOTAL FUTURES CONTRACTS				24,140

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $451,808,258 or 86.5% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Includes $123,500 of cash collateral to cover margin requirements for futures contracts.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $19,270,793.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,434,208	144,424,670	135,999,382	167,177	(160)	-	9,859,336	9,857,366	0.0%
Fidelity Securities Lending Cash Central Fund	37,858,903	170,323,419	167,436,922	64,781	(246)	-	40,745,154	40,741,079	0.1%
Total	39,293,111	314,748,089	303,436,304	231,958	(406)	-	50,604,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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